Finance receivables - Schedule of finance receivables (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Schedule Of Finance Receivables Abstract
Minimum payments receivable	$ 2,691,301
Unearned income	166,765
Net investment	2,858,066
Allowance for credit losses	0
Finance receivables, net	$ 2,858,066	$ 3,432,340